Research and Development	9 Months Ended
Sep. 30, 2012
Research and Development [Abstract]
Research and Development
Research and Development
The Company invests significant resources to improve the efficiency of its REO processing operations, the development of new applications for individual rare earth elements and exploratory drilling. These costs consist primarily of salaries, outside labor, material and equipment.